Trading revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trading revenues
Trading revenues	SFr 3,295	SFr 1,739	SFr 624
Interest rate products
Trading revenues
Trading revenues	(1)	96	757
Foreign exchange products
Trading revenues
Trading revenues	2,473	668	367
Equity/index-related products
Trading revenues
Trading revenues	422	1,071	(307)
Credit products
Trading revenues
Trading revenues	192	(513)	(97)
Commodity, emission and energy products
Trading revenues
Trading revenues	132	144	102
Other trading securities
Trading revenues
Trading revenues	77	273	(198)
Bank
Trading revenues
Trading revenues	3,178	1,773	456
Bank | Interest rate products
Trading revenues
Trading revenues	(91)	67	759
Bank | Foreign exchange products
Trading revenues
Trading revenues	2,482	656	372
Bank | Equity/index-related products
Trading revenues
Trading revenues	387	1,146	(481)
Bank | Credit products
Trading revenues
Trading revenues	192	(513)	(97)
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues	132	144	102
Bank | Other trading securities
Trading revenues
Trading revenues	SFr 76	SFr 273	SFr (199)